Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
27. Commitments and Contingencies
(a) Capital
commitments
Capital expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
Investments	404,846	293,480
Property, plant and equipment	312,417	1,815,402

Total	717,263	2,108,882

(b) Purchase commitments
Purchase expenditures contracted for at the balance sheet dates but not recognized in the consolidated financial statements are as follows:

	As of December 31,
	2024	2025
Purchase commitments on purchase of raw materials	3,516,597	4,858,559